Shareholders' Equity - Earnings Per Share (Details) - SEK (kr) kr / shares in Units, kr in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Shareholders' Equity
Loss per share before and after dilution	kr (3.20)	kr (1.50)	kr (5.71)	kr (3.14)	kr (9.66)
Weighted-average number of shares outstanding for the period, before and after dilution	49,941,584	40,915,681	49,941,584	39,817,759	44,873,448
Reserves for translation from foreign operations	kr (4,151)	kr (49)	kr 2,515	kr 2	kr (9,352)